Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PARADIGM FUNDS
Entity Central Index Key	0001196878
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Paradigm Value Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Value Fund
Class Name	Paradigm Value Fund
Trading Symbol	PVFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Paradigm Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Value Fund	$72	1.25%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Value Fund appreciated 31.70% in the first half of 2026, compared to a 22.99% increase for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 12.64%, compared to 10.10% for the benchmark.

The broad-based year-to-date strength in the Information Technology sector has been a tailwind for the Fund. Given the Fund's historical overweight position in Information Technology, that sector accounted for a large proportion of the year-to-date outperformance.

The Health Care sector was the largest detractor to the portfolio due to stock-specific challenges in the Health Care Equipment & Services and Health Care Providers & Services industries. The sector's performance was also challenged by policy headwinds and heightened regulatory scrutiny in the first half of 2026.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Value Fund	46.48%	7.96%	13.61%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 2000® Value Index	43.01%	8.24%	10.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 55,307,219
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 310,732
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$55,307,219
Number of Portfolio Holdings	40
Portfolio Turnover Rate (%)	4%
Total Advisory Fees Paid ($)	$310,732

Holdings [Text Block]
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Kulicke & Soffa Industries Inc.	9.7%
A10 Networks, Inc.	6.3%
TD SYNNEX Corporation	5.2%
EMCOR Group Inc.	4.7%
Veeco Instruments Inc.	4.1%
Sensient Technologies Corporation	3.9%
Insight Enterprises, Inc.	3.5%
Goldman Sachs FS Government Fund Institutional Class	3.5%
Addus HomeCare Corporation	3.2%
QuidelOrtho Corporation	3.2%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top 10 Holdings	% of Total Investments
Kulicke & Soffa Industries Inc.	9.7%
A10 Networks, Inc.	6.3%
TD SYNNEX Corporation	5.2%
EMCOR Group Inc.	4.7%
Veeco Instruments Inc.	4.1%
Sensient Technologies Corporation	3.9%
Insight Enterprises, Inc.	3.5%
Goldman Sachs FS Government Fund Institutional Class	3.5%
Addus HomeCare Corporation	3.2%
QuidelOrtho Corporation	3.2%

Paradigm Select Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Select Fund
Class Name	Paradigm Select Fund
Trading Symbol	PFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Paradigm Select Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Select Fund	$71	1.15%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Select Fund appreciated 50.46% in the first half of 2026, compared to an increase of 22.71% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 12.31%, compared to 9.75% for the benchmark.

The Information Technology sector was the largest contributor to the portfolio due to strong stock selection and an overweight sector allocation. Holdings in the Communications Equipment and Semiconductors and Semiconductor Equipment industries delivered strong results, outperforming the benchmark. The Industrials sector was another meaningful contributor to performance.

There were no material detractors to the portfolio in the first half of 2026.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Select Fund	81.10%	15.11%	17.92%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 2500® Index	36.72%	8.30%	12.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 283,459,025
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 913,931
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$283,459,025
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	6%
Total Advisory Fees Paid ($)	$913,931

Holdings [Text Block]
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Lumentum Holdings Inc.	8.4%
Marvell Technology, Inc.	8.2%
Teradyne, Inc.	6.4%
Natera, Inc.	6.4%
Goldman Sachs Financial Square Government Fund Institutional Class	5.5%
EMCOR Group Inc.	5.1%
Globus Medical, Inc. - Class A	4.3%
Kulicke & Soffa Industries Inc.	4.2%
Revvity, Inc.	4.2%
Carpenter Technology Corporation	3.8%

Largest Holdings [Text Block]
Top 10 Holdings	% of Total Investments
Lumentum Holdings Inc.	8.4%
Marvell Technology, Inc.	8.2%
Teradyne, Inc.	6.4%
Natera, Inc.	6.4%
Goldman Sachs Financial Square Government Fund Institutional Class	5.5%
EMCOR Group Inc.	5.1%
Globus Medical, Inc. - Class A	4.3%
Kulicke & Soffa Industries Inc.	4.2%
Revvity, Inc.	4.2%
Carpenter Technology Corporation	3.8%

Paradigm Micro-Cap Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Micro-Cap Fund
Class Name	Paradigm Micro-Cap Fund
Trading Symbol	PVIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Paradigm Micro-Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Micro-Cap Fund	$75	1.25%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Micro-Cap Fund appreciated 42.56% in the first half of 2026, compared to an appreciation of 27.50% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 10.79%, compared to 8.97% for the benchmark.

The Information Technology sector, followed by the Industrials sector, were the largest contributors to the portfolio in the first half of 2026. Holdings in the Communications Equipment and Semiconductors and Semiconductor Equipment industries outperformed the benchmark, positively contributing to the portfolio's year-to-date performance.

The Health Care sector was the sole detractor to the portfolio in the first half of 2026 due to stock-specific challenges in the Health Care Equipment and Health Care Providers industries, which was amplified by a turbulent policy and regulatory backdrop.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Micro-Cap Fund	51.81%	7.90%	15.91%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Microcap® Index	58.55%	7.07%	12.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 183,439,438
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 930,640
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$183,439,438
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	38%
Total Advisory Fees Paid ($)	$930,640

Holdings [Text Block]
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Modine Manufacturing Company	11.7%
Onto Innovation Inc.	8.3%
Goldman Sachs FS Government Fund Institutional Class	6.3%
QuidelOrtho Corporation	5.0%
Veeco Instruments Inc.	4.2%
Integra LifeSciences Holdings Corporation	4.0%
A10 Networks, Inc.	3.9%
The Pennant Group, Inc.	3.7%
The Ensign Group, Inc.	3.5%
Build-A-Bear Workshop, Inc.	3.4%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top 10 Holdings	% of Total Investments
Modine Manufacturing Company	11.7%
Onto Innovation Inc.	8.3%
Goldman Sachs FS Government Fund Institutional Class	6.3%
QuidelOrtho Corporation	5.0%
Veeco Instruments Inc.	4.2%
Integra LifeSciences Holdings Corporation	4.0%
A10 Networks, Inc.	3.9%
The Pennant Group, Inc.	3.7%
The Ensign Group, Inc.	3.5%
Build-A-Bear Workshop, Inc.	3.4%